Financial Instruments and Fair Value Disclosures - Summary of Valuation in Box Ships (Tables) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Investment in equity affiliate - Box Ships Inc.	$ 11,309,375	$ 19,987,743	$ 38,805,802
Investment in equity affiliate - Box Ships Inc. (Loss)	8,229,551	14,041,346
Quoted Prices in Active Markets (Level 1)
Derivatives Fair Value [Line Items]
Investment in equity affiliate - Box Ships Inc.	11,309,375
Investment in equity affiliate - Box Ships Inc. (Loss)	$ 8,229,551